Prepaid Expenses - Schedule of Prepaid Expenses (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Prepaid Expenses [Abstract]
Funds held in trust with attorneys	$ 718,400
Prepaid expenses	537,457	251,796
Total	$ 1,255,857	$ 251,796